Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

September 7, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Forum Funds (the “Registrant”)
File Nos. 2-67052; 811-3023
Filing pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus for ICICI India Dynamic Fund that would have been filed under Rule 497(c) does not differ from that included in the post-effective amendment to the Registrant’s registration statement that was filed electronically via EDGAR on August 17, 2011.

The Statement of Additional Information for ICICI India Dynamic Fund will be filed under Rule 497(c) today.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger
Francine J. Rosenberger